Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation
12.	Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains. The British Virgin Islands do not impose a withholding tax on dividends.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first HK dollar 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. The Hong Kong subsidiary did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2023, 2024 and 2025. Payments of dividends by the Hong Kong subsidiary to the Group are therefore not subject to withholding tax in Hong Kong.

Australia

All companies are subject to a federal tax rate of 30% on their taxable income, except for ‘small or medium business’ companies, which are subject to a reduced tax rate of 25%. The reduced tax rate applies only to those companies that, together with certain ‘connected’ entities, fall below the aggregated turnover threshold of AUD 50 million. One subsidiary of the Group incorporated in Australia is subject to a reduced tax rate of 25%.

Singapore

The Company’s subsidiary incorporated in Singapore, is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable corporate income tax rate is 17% in Singapore, with 75% of the first SGD 10,000 taxable income and 50% of the next SGD 190,000 taxable income are exempted from income tax.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Effective January 1, 2008, the EIT Law in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes for the years ended December 31, 2023, 2024 and 2025.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended December 31, 2025, one PRC subsidiary is qualified small and low-profit enterprise, and thus is eligible for the above preferential tax rates for small and low-profit enterprises.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. The Group did not record any dividend withholding tax, as the Group’s FIE has no retained earnings in any of the period presented.

Loss before income tax expense from continuing operations was attributable to the following geographic locations:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Australia	—	—	(400)
All other non-Australia	(5,706)	(318)	(407)
Total loss before income tax expense	(5,706)	(318)	(807)

The following table sets forth current and deferred portion of income tax expense of the Company’s continuing operations:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax expense
Australia	—	—	—
All other non-Australia	—	—	—
Total current income tax expenses	—	—	—
Deferred income tax benefit
Australia	—	—	(65)
All other non-Australia	—	—	—
Total deferred income tax benefit	—	—	(65)
Total income tax benefit
Australia	—	—	(65)
All other non-Australia	—	—	—
Total income tax benefit	—	—	(65)

A reconciliation of the Group’s statutory tax rate to the effective income tax rate was as follows:

	For the years ended December 31,
	2023		2024		2025
	Amount	Percentage	Amount	Percentage	Amount	Percentage
	US$		US$		US$
Loss before income tax	(5,706)	100.0%	(318)	100.0%	(807)	100.0%
Australia statutory income tax rate	30%	30%	30%	30%	30%	30%

Computed income tax benefit with Australia statutory income tax rate	(1,712)	30.0%	(95)	30.0%	(242)	30.0%
Domestic tax effects
Preferential tax rate	—	0.0%	—	0.0%	20	(2.5)%
Changes in valuation allowance	—	0.0%	—	0.0%	31	(3.8)%
Non-deductible expenses	—	0.0%	—	0.0%	4	(0.5)%
Foreign tax effects
Cayman Islands
- Statutory tax rate difference between Cayman Islands and Australia	1,712	(30.0)%	95	(30.0)%	96	(11.9)%
PRC
- Preferential tax rate	—	0.0%	—	0.0%	10	(1.2)%
- Other	—	0.0%	—	0.0%	5	(0.6)%
Other foreign jurisdictions	—	0.0%	—	0.0%	11	(1.4)%
Effective income tax rate	—	0.0%	—	0.0%	(65)	8.1%

Income taxes paid by jurisdiction are as follows:

For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Australia	—	—	—
All other non-Australia	—	—	—
Total loss before income tax expense	—	—	—

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carry forwards	—	929
Allowance for credit losses	—	23
Operating lease liabilities	—	28
Subtotal	—	980
Less: valuation allowance	—	(40)
Total deferred tax assets, net	—	940
Net off against deferred tax liabilities	—	(940)
Net deferred tax assets	—	—

Deferred tax liabilities:
Operating right-of-use assets	—	(25)
Intangible assets acquired in a business acquisition	—	(915)
Total deferred tax liabilities	—	(940)
Net off against deferred tax assets	—	940
Net deferred tax liabilities	—	—

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	—	—	—
Additions	—	—	40
Balance at end of the year	—	—	40

The Group’s valuation allowance is considered on each individual subsidiary. The Group has recognized the valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized considering the historical losses and it does not expect to generate sufficient taxable income in the near future.

For entities incorporated in Australia, Singapore and Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC, net loss can be carried forward for five years. As of December 31, 2024, the Group had net operating loss carryforwards of nil. As of December 31, 2025, the Group had net operating loss carryforwards of approximately US$3,683, US$5, US$33, and US$51 for entities incorporated in Australia, Singapore, Hong Kong and PRC, respectively. As of December 31, 2025, the net operating loss carryforwards from PRC will expire, if unused, in 2030.

Uncertain Tax Position

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions. For the years ended December 31, 2023, 2024 and 2025, the Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Generally, the Commissioner of Taxation of Australia may amend an assessment within four years after the day of which an assessment is given to a company. The tax years ended December 31, 2021 through 2024 for the Group’s subsidiary in the Singapore are generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2019 through 2024 for the Group’s subsidiary in Hong Kong are generally subject to examination by the Hong Kong tax authorities. The tax years ended December 31, 2020 through 2024 for the Group’s subsidiary in the PRC are generally subject to examination by the PRC tax authorities.